Employee and Personnel Costs	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Employee and Personnel Costs

7. Employee and personnel costs

The disclosure amounts are based on the expense recognized in the consolidated statement of operations.

	2024	2023	2022
Salaries and other remuneration	(139,244)	(150,026)	(151,444)
Social security costs	(20,011)	(23,255)	(24,241)
Share-based compensation(1)	(13,598)	(21,446)	(35,466)
Pension and post-employment benefits	(8,871)	(9,542)	(9,208)
Total	(181,724)	(204,269)	(220,359)

(1) Refer to Note 8 Share-based compensation for further details.

Key management compensation	2024	2023	2022
Short-term employee benefits(1)	(7,761)	(11,120)	(8,207)
Pension and post-employment benefits	(551)	(628)	(638)
Share-based compensation(2)	(7,979)	(9,151)	(19,011)
Social security costs	(1,546)	(3,404)	(3,780)
Total	(17,837)	(24,303)	(31,636)

(1) For the twelve months ended December 31, 2023, severance pay of $2.5 million was included in short-term employee benefits.

(2) Refer to Note 8 Share-based compensation for further details.

During the year ended December 31, 2024, key management consisted of an average of 13 members of management, including our executive officers and excluding the Board of Directors (2023: 14 members; 2022: 14 members). As of December 31, 2024, key management consisted of 11 members.

7.1 Employee benefits expenses by function

	2024	2023	2022
Cost of goods sold	(37,240)	(37,671)	(51,106)
Research and development expenses	(11,645)	(12,431)	(13,739)
Selling, general and administrative expenses	(132,839)	(154,167)	(155,514)
Total	(181,724)	(204,269)	(220,359)